OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses	$ 133	$ 224
Advances to suppliers	337	337
Government institutions	479	740
Guaranty held by customer	662	621
Other	131	317
Other current assets	$ 1,742	$ 2,239